Segment analysis (Tables)	12 Months Ended
Dec. 31, 2017
Segment analysis
Schedule of reconciliation of profit (loss) to Adjusted EBITDA

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Profit/(loss) for the year	54	(67)	(140)
Income tax (credit)/charge (Note 6)	(35)	50	63
Net finance expense (Note 5)	582	537	527
Depreciation and amortization (Notes 9, 10)	611	507	403
Exceptional operating items (Note 4)	128	131	81
Adjusted EBITDA	1,340	1,158	934

Schedule of segment results

The segment results for the year ended December 31, 2017 are:

	Metal	Metal	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	€m	€m	€m	€m	€m
Revenue	2,967	1,714	1,376	1,587	7,644
Adjusted EBITDA	491	235	301	313	1,340
Capital expenditure	156	71	98	111	436
Segment assets	3,740	1,549	1,823	2,186	9,298

The segment results for the year ended December 31, 2016 are:

	Metal	Metal	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	€m	€m	€m	€m	€m
Revenue	2,235	1,059	1,392	1,659	6,345
Adjusted EBITDA	366	139	296	357	1,158
Capital expenditure	72	35	90	121	318
Segment assets	3,946	1,835	1,895	2,614	10,290

The segment results for the year ended December 31, 2015 are:

	Metal	Metal	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	€m	€m	€m	€m	€m
Revenue	1,650	390	1,452	1,707	5,199
Adjusted EBITDA	260	44	284	346	934
Capital expenditure	46	15	109	134	304
Segment assets	1,863	405	1,765	2,305	6,338

Schedule of total revenue and non-current assets, excluding derivative financial instruments, taxes, pensions and goodwill arising on acquisitions, in countries

	Year ended December 31,
	2017	2016	2015
Revenue	€m	€m	€m
U.S.	2,899	2,437	1,997
United Kingdom	781	724	662
Germany	712	656	573

	At December 31,
	2017	2016
Non-current assets	€m	€m
U.S.	1,849	2,189
Germany	855	760
United Kingdom	564	527